Equity - Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Total stock-based compensation expense	$ 577	$ 102	$ 577	$ 316	$ 371	$ 1,258
Warrants and Common Stock [Member]
Total stock-based compensation expense	576	27	576	98
2005 and 2015 Incentive Plans [Member]
Total stock-based compensation expense	$ 1	$ 75	$ 1	$ 218